Major Customers	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Major Customers [Abstract]
Major Customers
Note 10:  Major Customers

On August 20, 2009, the Company entered into the Ethanol Agreement with Bunge (a related party), for marketing, selling, and distributing all of the ethanol and distillers grains with solubles produced by the Company.  The Company has expensed $1,096,384 and $586,238 in marketing fees under this agreement for the three months ended December 31, 2011 and 2010, respectively.  Revenues with this customer were $92,884,561 and $62,066,267, respectively, for the three months ended December 31, 2011 and 2010.   Trade accounts receivable due from this customer were $16,460,473 and $17,642,245 at December 31, 2011 and 2010, respectively.  The Ethanol Agreement was replaced with a new ethanol sales agreement with Bunge on January 1, 2012.

Note 11:    Major Customers

On August 20, 2009, the Company entered into the Ethanol Agreement for marketing, selling, and distributing all of the ethanol and distillers grains with solubles produced by the Company.  The Company has expensed $3,546,259 and $1,750,718 in marketing fees under this agreement for the twelve months ended September 30, 2011 and 2010, respectively.  Revenues with this customer were $327,849,110 and $207,833,200, respectively, for the twelve months ended September 30, 2011 and 2010.   Trade accounts receivable due from this customer were $17,642,245 and $23,392,670 September 30, 2011 and 2010, respectively.